Commitments - Summary of Regulatory Assets (Liabilities) (Detail) - Companhia de Gas de Sao Paulo - COMGAS [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about amounts recognised in relation to regulatory deferral account balances [line items]
Cost of gas to be recovered/(transferred)	R$ (174,090)	R$ (394,552)
Credits of taxes to be recovered/(transferred)	(48,549)	(24,061)
Adjustment to present value of taxes	1,742	1,592
Other		3,010
Regulatory assets (liabilities) net	(220,897)	(414,011)
Opening balance	(414,011)	116,947
Closing balance	(220,897)	(414,011)
Expense not recognized in the statement of income before income tax and social contribution	193,114	(530,958)
Regulatory assets (liabilities)	243,722	(480,044)
Regulatory assets (liabilities) tax	(12,222)	(12,874)
Regulatory assets liabilities tax deferral account credit balances net	231,500	(492,918)
Adjustment	(26,270)	(32,163)
Adjustment to present value (AVP) with tax credits	151	1,400
Extemporaneous credits	R$ (12,267)	R$ (7,277)